UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
Address:

13F File Number:	28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	James McClendon
Title: Managing Director/CEO/CCO
Phone: 425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	December 31, 2005

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		27
Form 13F Information Table Value Total:	149



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106     2237 20914.000SH       SOLE                20420.000           494.000
NASDAQ 100 Unit Ser 1          ETF              631100104      665 16453.000SH       SOLE                16131.000           322.000
Rydex S&P Equal Weight         ETF              78355W106     3233 19487.000SH       SOLE                16144.000          3358.000
S P D R Mid-Cap 400 Trust      ETF              595635103     6013 44644.000SH       SOLE                38878.000          6191.000
Vanguard Extended Market Viper ETF                            1146 12672.000SH       SOLE                12140.000           532.000
Vanguard Total Stock Index Vip ETF              922908769     2481 20117.000SH       SOLE                16421.000          3713.000
iShares DJ Transportation      ETF              464287192     2506 33225.000SH       SOLE                27512.000          5741.000
iShares Russell 1000 Index     ETF              464287622    20639 304853.179SH      SOLE               264987.179         42396.000
iShares Russell 1000 Value Ind ETF              464287598     1246 18053.000SH       SOLE                17687.000           366.000
iShares Russell 2000 Value     ETF              464287630      434 6577.000 SH       SOLE                 6412.000           165.000
iShares Russell 3000 Index     ETF              464287689    16138 224072.824SH      SOLE               191600.824         34097.000
iShares Russell Midcap Growth  ETF              464287481    17543 186704.000SH      SOLE               157339.000         29502.000
iShares Russell Midcap Index   ETF              464287499    15205 172918.748SH      SOLE               150399.748         23844.000
iShares Russell Midcap Value   ETF              464287473     1197 9624.000 SH       SOLE                 9422.000           202.000
iShares S&P 100 Index          ETF              464287101      411 7224.000 SH       SOLE                 7042.000           182.000
iShares S&P 400 Index          ETF              464287507    15365 208196.682SH      SOLE               180780.682         28993.000
iShares S&P 500 Growth Index   ETF              464287309      934 15762.000SH       SOLE                15400.000           362.000
iShares S&P 500 Index          ETF              464287200    14743 118255.633SH      SOLE               104707.633         15257.000
iShares S&P 500 Value          ETF              464287408      730 11219.000SH       SOLE                 7311.000          3908.000
iShares S&P 600 Index          ETF              464287804    15585 269641.000SH      SOLE               226801.000         43957.000
iShares MSCI EAFE Index                         464287465      276 4646.000 SH       SOLE                 3009.000          1637.000
iShares MSCI Latin America 40                   464287390      608 4946.000 SH       SOLE                 4543.000           403.000
iShares MSCI Mexico (Free) Ind                  464286822      604 16928.000SH       SOLE                16216.000           712.000
iShares S&P Global Financial                    464287333     2870 39033.000SH       SOLE                33095.000          5966.000
Express Scripts Inc            DOM              302182100      236 2815.000 SH       SOLE                 1966.000           910.000
Mera Pharmaceuticals Inc       DOM                               2 96000.000SH       SOLE                96000.000
Microsoft Incorporated         DOM              594918104     6517 249222.211SH      SOLE               248214.211          1008.000